Components of Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income/(Loss)
The following table provides the changes in accumulated other comprehensive income/(loss) by component, net of tax, for the years ended December 31, 2017, 2016, and 2015:

(Dollars in thousands)	Securities AFS	Cash Flow Hedges	Pension and Post-retirement Plans	Total
Balance as of December 31, 2014	$18,581	$—	$(206,827)	$(188,246)
Net unrealized gains/(losses)	(14,055)	—	(11,117)	(25,172)
Amounts reclassified from AOCI	(1,132)	—	358	(774)
Other comprehensive income/(loss)	(15,187)	—	(10,759)	(25,946)
Balance as of December 31, 2015	3,394	—	(217,586)	(214,192)
Net unrealized gains/(losses)	(19,709)	130	(16,322)	(35,901)
Amounts reclassified from AOCI	(917)	(1,395)	4,751	2,439
Other comprehensive income/(loss)	(20,626)	(1,265)	(11,571)	(33,462)
Balance as of December 31, 2016	(17,232)	(1,265)	(229,157)	(247,654)
Net unrealized gains/(losses)	(4,467)	(2,156)	(13,377)	(20,000)
Amounts reclassified from AOCI	(298)	(2,945)	5,618	2,375
Other comprehensive income/(loss)	(4,765)	(5,101)	(7,759)	(17,625)
Balance as of December 31, 2017	(21,997)	(6,366)	(236,916)	(265,279)
Adjustment to reflect adoption of ASU 2018-02	(4,837)	(1,398)	(51,311)	(57,546)
Ending balance, as adjusted	$(26,834)	$(7,764)	$(288,227)	$(322,825)

Reclassification Out Of Accumulated Other Comprehensive Income
Reclassifications from AOCI, and related tax effects, were as follows:

(Dollars in thousands)
Details about AOCI	2017	2016	2015	Affected line item in the statement where net income is presented
Securities AFS:
Realized (gains)/losses on securities AFS	$(483)	$(1,485)	$(1,836)	Debt securities gains/(losses), net
Tax expense/(benefit)	185	568	704	Provision/(benefit) for income taxes
	(298)	(917)	(1,132)
Cash flow hedges:
Realized (gains)/losses on cash flow hedges	(4,771)	(2,260)	—	Interest and fees on loans
Tax expense/(benefit)	1,826	865	—	Provision/(benefit) for income taxes
	(2,945)	(1,395)	—
Pension and Postretirement Plans:
Amortization of prior service cost and net actuarial gain/(loss)	9,101	7,697	580	Employee compensation, incentives, and benefits
Tax expense/(benefit)	(3,483)	(2,946)	(222)	Provision/(benefit) for income taxes
	5,618	4,751	358
Total reclassification from AOCI	$2,375	$2,439	$(774)